Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, and Equipment [Abstract]
Depreciation expense	$ 319,446	$ 202,983	$ 43,540
Construction in progress	$ 47,449